Oakhurst Fixed Income Fund
Schedule of Investments
May 31, 2026 (Unaudited)

CORPORATE BONDS - 27.5%	Par	Value
Communications - 1.8%
AT&T, Inc., 7.13%, 12/15/2031	$ 750,000	$ 820,831
Expedia Group, Inc., 5.50%, 04/15/2036	790,000	781,191
Meta Platforms, Inc., 5.63%, 11/15/2055	196,000	180,494
		1,782,516

Consumer Discretionary - 2.0%
AutoZone, Inc., 4.75%, 08/01/2032	669,000	663,121
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033 (a)	699,000	725,625
Marriott International, Inc., 5.10%, 04/15/2032	635,000	645,918
		2,034,664

Consumer Staples - 0.4%
BAT Capital Corp., 7.08%, 08/02/2053	373,000	420,728

Energy - 3.3%
Diamondback Energy, Inc., 5.40%, 04/18/2034	764,000	781,455
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032 (b)	490,000	573,399
Enbridge, Inc., 5.70%, 03/08/2033	616,000	640,083
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	627,000	643,312
Valero Energy Corp., 5.15%, 03/10/2036	760,000	751,974
		3,390,223

Financials - 8.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	848,000	775,666
American Homes 4 Rent LP, 5.50%, 02/01/2034	627,000	636,375
Antares Holdings LP, 7.95%, 08/11/2028 (c)	645,000	668,798
Athene Holding Ltd., 5.88%, 01/15/2034	750,000	764,387
Aviation Capital Group LLC, 6.38%, 07/15/2030 (c)	646,000	679,224
Capital One Financial Corp., 4.49% to 09/11/2030 then SOFR + 1.25%, 09/11/2031	654,000	642,845
CBRE Services, Inc., 4.90%, 01/15/2033	683,000	674,211
Crown Castle, Inc., 5.10%, 05/01/2033	674,000	670,664
Fairfax Financial Holdings Ltd., 7.75%, 07/15/2037	657,000	750,922
FS KKR Capital Corp., 6.88%, 08/15/2029	950,000	953,311
Goldman Sachs Group, Inc., 6.13%, 02/15/2033	700,000	752,343
Jackson Financial, Inc., 3.13%, 11/23/2031	643,000	578,719
		8,547,465

Health Care - 1.9%
Bristol-Myers Squibb Co., 5.88%, 11/15/2036	473,000	500,352
Cigna Group, 4.50%, 09/15/2030	645,000	642,654
Quest Diagnostics, Inc., 6.40%, 11/30/2033	703,000	764,572
		1,907,578

Technology - 5.9%
Applied Materials, Inc., 5.85%, 06/15/2041	642,000	677,426
Broadcom, Inc., 4.90%, 07/15/2032	676,000	679,742
Dell International LLC / EMC Corp., 4.75%, 10/06/2032	653,000	648,352
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	700,000	686,276
Jabil, Inc., 4.75%, 02/01/2033	594,000	580,542
Kyndryl Holdings, Inc., 6.35%, 02/20/2034 (a)	635,000	608,556
Leidos Holdings, Inc., 5.95%, 12/01/2040	571,000	569,448

Oracle Corp., 4.45%, 09/26/2030	595,000	576,785
Salesforce, Inc., 5.20%, 03/15/2033	900,000	905,306
		5,932,433

Utilities - 3.8%
Ameren Corp., 5.38%, 03/15/2035	658,000	666,203
Berkshire Hathaway Energy Co., 6.50%, 09/15/2037	643,000	703,518
Constellation Energy Generation LLC, 4.40%, 01/15/2031	441,000	435,061
DTE Electric Co., 5.25%, 05/15/2035	757,000	767,357
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	482,000	557,977
Potomac Electric Power Co., 7.90%, 12/15/2038	585,000	723,089
		3,853,205
TOTAL CORPORATE BONDS (Cost $27,813,598)		27,868,812

U.S. TREASURY SECURITIES - 26.5%	Par	Value
United States Treasury Note/Bond
4.00%, 06/30/2032	3,101,000	3,062,237
3.75%, 11/30/2032	1,207,000	1,171,969
4.50%, 11/15/2033	3,849,000	3,892,602
4.00%, 02/15/2034	3,673,000	3,592,223
4.38%, 05/15/2034	2,411,000	2,415,097
4.25%, 11/15/2034	2,945,000	2,917,390
4.63%, 02/15/2035	2,466,000	2,506,506
4.13%, 02/15/2036	3,181,000	3,100,978
3.00%, 05/15/2042	2,862,000	2,263,887
2.50%, 02/15/2045	2,708,000	1,882,377
TOTAL U.S. TREASURY SECURITIES (Cost $27,488,663)		26,805,266

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.5%	Par	Value
Banc of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 5.05%, 11/25/2033 (d)	175,983	155,501
Chase Mortgage Finance Corp., Series 2025-2, Class A4A, 5.50%, 12/25/2055 (c)(d)	992,894	994,119
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/2040 (c)(d)	905,000	900,112
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1, Class A2, 3.00%, 03/25/2043 (c)(d)	269,228	246,881
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.31%, 09/12/2040 (c)	680,000	694,210
Fannie Mae Whole Loan, Series 2004-W3, Class A7, 5.50%, 05/25/2034	194,171	197,620
Federal Home Loan Mortgage Corp.
Series 2569, Class LD, 5.50%, 02/15/2033	20,179	20,558
Series 3622, Class WA, 5.50%, 09/15/2039	79,944	81,111
Series 3793, Class UA, 4.00%, 06/15/2033	17,220	17,055
Series 3940, Class PD, 2.50%, 02/15/2041	31,757	31,379
Series 4077, Class AP, 4.00%, 01/15/2042	17,514	17,327
Series 4753, Class JA, 3.00%, 12/15/2047	746,665	679,093
Series 4760, Class A, 3.00%, 02/15/2048	437,640	417,003
Series 4960, Class PD, 2.00%, 10/25/2049	539,209	455,200
Series 5145, Class AB, 1.50%, 09/25/2049	992,825	788,105
Series 5206, Class DV, 3.50%, 06/25/2033	807,310	772,173
Series 5227, Class JQ, 4.00%, 04/25/2047	719,954	698,029
Series 5252, Class BA, 4.00%, 02/25/2050	734,607	724,494
Series 5413, Class MD, 6.00%, 04/25/2050	756,303	760,811
Series 5511, Class A, 5.00%, 06/25/2051	526,609	527,248
Series 5569, Class BA, 5.00%, 07/25/2052	719,438	720,135
Federal National Mortgage Association
Series 2005-80, Class BA, 5.00%, 04/25/2029	16,951	17,133
Series 2009-96, Class DB, 4.00%, 11/25/2029	21,816	21,652
Series 2013-13, Class MA, 4.00%, 01/25/2043	172,294	167,275
Series 2016-24, Class HA, 3.00%, 04/25/2044	25,674	25,381
Series 2016-49, Class LA, 3.50%, 01/25/2043	29,946	29,811
Series 2016-89, Class CG, 3.00%, 04/25/2046	80,634	75,120
Series 2017-105, Class N, 3.00%, 01/25/2048	882,769	782,849

Series 2017-22, Class EC, 3.00%, 06/25/2044	39,639	39,235
Series 2018-45, Class AB, 3.00%, 06/25/2048	162,533	145,917
Series 2019-33, Class N, 3.00%, 03/25/2048	179,950	169,876
Series 2022-22, Class EV, 4.00%, 07/25/2033	581,628	565,780
Government National Mortgage Association
Series 2020-133, Class HA, 3.50%, 09/20/2050	186,143	167,457
Series 2020-134, Class NP, 2.50%, 09/20/2050	736,609	612,597
Series 2020-84, Class WA, 3.50%, 06/20/2050	131,257	118,219
GS Mortgage-Backed Securities Trust, Series 2021-PJ1, Class A4, 2.50%, 06/25/2051 (c)(d)	518,633	427,068
Harborview Mortgage Loan Trust, Series 2004-4, Class 2A, 4.29% (1 mo. Term SOFR + 0.67%), 06/19/2034	49,318	46,494
JP Morgan Mortgage Trust
Series 2013-3, Class A3, 3.39%, 07/25/2043 (c)(d)	35,586	33,568
Series 2017-2, Class A3, 3.50%, 05/25/2047 (c)(d)	85,086	76,937
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1, 4.00%, 05/25/2057 (c)(d)	656,791	630,726
Provident Funding Mortgage Trust, Series 2025-1, Class A3, 5.50%, 02/25/2055 (c)(d)	923,639	923,506
RCKT Mortgage Trust, Series 2022-1, Class A5, 2.50%, 01/25/2052 (c)(d)	1,079,291	958,678
Rithm Capital Corp., Series 2015-2A, Class A2, 3.75%, 08/25/2055 (c)(d)	115,636	111,819
Sequoia Mortgage Trust, Series 2025-S2, Class A1, 4.00%, 11/25/2055 (c)(d)	969,486	893,621
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3, 2.50%, 12/25/2050 (c)(d)	843,130	760,287
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,620,819)		17,699,170

MORTGAGE-BACKED SECURITIES - 17.2%	Par	Value
Federal Home Loan Mortgage Corp.
Pool C91859, 3.50%, 12/01/2035	143,698	138,798
Pool RQ0073, 4.00%, 12/01/2055	1,219,813	1,143,460
Pool SD3148, 5.00%, 06/01/2053	915,763	910,316
Pool SD3386, 5.50%, 07/01/2053	1,156,340	1,171,175
Pool SD8246, 5.00%, 09/01/2052	1,269,873	1,258,109
Pool SD8255, 3.50%, 10/01/2052	301	274
Pool SD8265, 4.00%, 11/01/2052	567,189	533,011
Pool SD8489, 4.50%, 12/01/2054	2,033,284	1,955,570
Federal National Mortgage Association
Pool CA2472, 4.00%, 10/01/2048	886,221	839,216
Pool CB4024, 4.50%, 07/01/2052	1,029,850	1,002,442
Pool FA0095, 6.00%, 12/01/2054	1,038,597	1,069,492
Pool FM5329, 2.00%, 01/01/2031	252,023	241,226
Pool FS0862, 2.50%, 12/01/2036	566,446	534,052
Pool FS3430, 4.00%, 11/01/2052	804,468	764,759
Pool FS4239, 5.00%, 03/01/2053	1,015,748	1,005,179
Pool FS4522, 5.00%, 05/01/2053	1,269,822	1,259,119
Pool FS5649, 5.50%, 08/01/2053	340,744	343,104
Pool FS5779, 5.50%, 09/01/2053	879,953	891,287
Pool FS8469, 5.50%, 07/01/2054	312,346	317,310
Pool MA0584, 4.50%, 10/01/2040	8,066	7,804
Pool MA1201, 3.50%, 10/01/2032	51,758	50,468
Pool MA2705, 3.00%, 08/01/2046	484,339	435,604
Pool MA3210, 3.50%, 12/01/2047	289,076	266,304
Pool MA3356, 3.50%, 05/01/2048	1,377,488	1,268,261
TOTAL MORTGAGE-BACKED SECURITIES (Cost $17,404,634)		17,406,340

ASSET-BACKED SECURITIES - 8.1%	Par	Value
American Airlines Group, Inc., Series AA, 3.15%, 02/15/2032	861,914	808,354
Carvana Auto Receivables Trust, Series 2026-P2, Class A4, 4.91%, 08/10/2032	730,000	734,963
Compass Datacenters LLC, Series 2026-1A, Class A21, 4.90%, 02/25/2056 (c)	800,000	791,984
DB Master Finance Parent LLC, Series 2025-1A, Class A2II, 5.17%, 08/20/2055 (c)	1,019,875	1,010,639
Domino's SPV Guarantor LLC, Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (c)	636,988	605,517
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055 (c)	1,030,000	1,025,235
SBA Depositor LLC
Series 2020-1-2, 2.33%, 01/15/2028 (c)	10,000	9,633

Series 2021-3, 2.59%, 10/15/2031 (c)	950,000		845,960
Taco Bell Corp., Series 2025-1A, Class A2II, 5.05%, 08/25/2055 (c)	1,070,000		1,050,043
Union Pacific Railroad Co., 6.18%, 01/02/2031	219,161		227,029
Westlake Automobile Receivables Trust, Series 2025-P1, Class A3, 4.58%, 06/15/2029 (c)	1,133,000		1,136,750
TOTAL ASSET-BACKED SECURITIES (Cost $8,287,191)			8,246,107

U.S. GOVERNMENT AGENCY ISSUES - 1.8%	Par		Value
Federal Farm Credit Banks Funding Corp, 2.40%, 03/24/2036	900,000		729,773
Tennessee Valley Authority, 4.65%, 06/15/2035	1,100,000		1,112,131
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,899,331)			1,841,904

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.3%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (e)	1,322,039		1,322,039
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,322,039)			1,322,039

MONEY MARKET FUNDS - 0.4%	Shares		Value
Invesco Treasury Portfolio - Institutional Class, 3.54% (e)	377,840		377,840
TOTAL MONEY MARKET FUNDS (Cost $377,840)			377,840

TOTAL INVESTMENTS - 100.3% (Cost $103,214,115)			101,567,478
Liabilities in Excess of Other Assets - (0.3)%		(0.00300)	(303,686)
TOTAL NET ASSETS - 100.0%			$ 101,263,792

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets. LLC - Limited Liability Company LP - Limited Partnership

SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $1,297,370.
(b)	Step coupon bond. The rate disclosed is as of May 31, 2026.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $15,475,315 or 15.3% of the Fund’s net assets.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Oakhurst Fixed Income Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 27,868,812	$ –	$ 27,868,812
U.S. Treasury Securities	–	26,805,266	–	26,805,266
Collateralized Mortgage Obligations	–	17,699,170	–	17,699,170
Mortgage-Backed Securities	–	17,406,340	–	17,406,340
Asset-Backed Securities	–	8,246,107	–	8,246,107
U.S. Government Agency Issues	–	1,841,904	–	1,841,904
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	1,322,039
Money Market Funds	377,840	–	–	377,840
Total Investments	$ 377,840	$ 99,867,599	$ –	$ 101,567,478
Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.